Shareholder Report, Line Graph (Details) DFAG_The Emerging Markets Series_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
The Emerging Markets Series
Account Value [Line Items]
Line Graph and Table Measure Name											The Emerging Markets Series
Accumulated Value	$ 17,887	$ 14,461	$ 12,767	$ 17,204	$ 14,079	$ 13,710	$ 12,307	$ 13,959	$ 11,144	$ 10,000	$ 22,906
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index (net div.)
Accumulated Value	$ 16,394	$ 13,083	$ 11,807	$ 17,119	$ 14,636	$ 13,521	$ 12,088	$ 13,817	$ 10,927	$ 10,000	$ 20,971